Expense Example - Inside Ownership 100 ETF - Inside Ownership 100 ETF Shares	May 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157